Geographical and business segment reporting - Business Segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business segments
INTEREST INCOME / (CHARGES)	€ 34,296	€ 31,089	€ 32,812
Income from equity instruments	384	413	455
Income from companies accounted for using the equity method	704	444	375
Net fee and commission income (expense)	11,597	10,180	10,033
Other income	1,665	2,101	2,386
Other operating income (expenses)	(291)	5	(166)
Total income	48,355	44,232	45,895
Administrative expenses and depreciation	(22,993)	(21,101)	(21,720)
Provisions or reversal of provisions	(3,058)	(2,508)	(3,106)
Impairment losses on financial assets	(9,259)	(9,626)	(10,652)
Net impairment losses on other assets	(1,273)	(140)	(1,092)
Other non-financial gains/(losses)	(319)	89	(222)
Operating profit / (loss) before tax	12,091	10,768	9,547
Income tax	(3,884)	(3,282)	(2,213)
Profit from continuing operations	8,207	7,486	7,334
CONSOLIDATED PROFIT FOR THE YEAR	8,207	7,486	7,334
Profit attributable to non-controlling interests	1,588	1,282	1,368
Profit attributable to the parent	6,619	6,204	5,966
Commercial banking
Business segments
INTEREST INCOME / (CHARGES)	32,704	29,090	30,027
Income from equity instruments	77	131	124
Income from companies accounted for using the equity method	781	505	434
Net fee and commission income (expense)	10,007	8,745	8,621
Other income	667	663	1,346
Other operating income (expenses)	(210)	(79)	(194)
Total income	44,026	39,055	40,358
Administrative expenses and depreciation	(20,323)	(18,475)	(18,730)
Provisions or reversal of provisions	(2,718)	(1,547)	(1,656)
Impairment losses on financial assets	(8,440)	(8,713)	(9,462)
Net impairment losses on other assets	(206)	(97)	2
Other non-financial gains/(losses)	74	22	(117)
Operating profit / (loss) before tax	12,265	10,201	10,629
Income tax	(3,417)	(2,799)	(2,663)
Profit from continuing operations	8,848	7,402	7,966
CONSOLIDATED PROFIT FOR THE YEAR	8,848	7,402	7,966
Profit attributable to non-controlling interests	1,421	1,105	1,112
Profit attributable to the parent	7,427	6,297	6,854
Santander Global Corporate Banking
Business segments
INTEREST INCOME / (CHARGES)	2,478	2,781	2,830
Income from equity instruments	262	250	259
Income from companies accounted for using the equity method	(13)	(7)	(6)
Net fee and commission income (expense)	1,627	1,465	1,425
Other income	1,224	1,293	739
Other operating income (expenses)	(26)	43	24
Total income	5,552	5,825	5,271
Administrative expenses and depreciation	(1,988)	(1,951)	(2,058)
Provisions or reversal of provisions	(24)	(40)	(51)
Impairment losses on financial assets	(690)	(660)	(688)
Net impairment losses on other assets	(51)	(59)	(37)
Other non-financial gains/(losses)	(5)	(22)	(4)
Operating profit / (loss) before tax	2,804	3,137	2,441
Income tax	(802)	(876)	(695)
Profit from continuing operations	2,002	2,261	1,746
CONSOLIDATED PROFIT FOR THE YEAR	2,002	2,261	1,746
Profit attributable to non-controlling interests	181	172	120
Profit attributable to the parent	1,821	2,089	1,626
Real estate operations in Spain
Business segments
INTEREST INCOME / (CHARGES)	(35)	(43)	(41)
Income from companies accounted for using the equity method		(3)	(10)
Net fee and commission income (expense)	1	1
Other income		9	151
Other operating income (expenses)	29	75	37
Total income	(5)	39	137
Administrative expenses and depreciation	(207)	(211)	(235)
Provisions or reversal of provisions	4	(5)	9
Impairment losses on financial assets	(78)	(167)	(251)
Net impairment losses on other assets	(121)	(21)	(126)
Other non-financial gains/(losses)	47	96	142
Operating profit / (loss) before tax	(454)	(461)	(608)
Income tax	136	138	179
Profit from continuing operations	(318)	(323)	(429)
CONSOLIDATED PROFIT FOR THE YEAR	(318)	(323)	(429)
Profit attributable to non-controlling interests	(15)	3	(9)
Profit attributable to the parent	(303)	(326)	(420)
Corporate product center
Business segments
INTEREST INCOME / (CHARGES)	(851)	(739)	(4)
Income from equity instruments	45	32	72
Income from companies accounted for using the equity method	(64)	(51)	(43)
Net fee and commission income (expense)	(38)	(31)	(13)
Other income	(226)	136	150
Other operating income (expenses)	(84)	(34)	(33)
Total income	(1,218)	(687)	129
Administrative expenses and depreciation	(475)	(464)	(697)
Provisions or reversal of provisions	(320)	(916)	(1,408)
Impairment losses on financial assets	(51)	(86)	(251)
Net impairment losses on other assets	(895)	37	(931)
Other non-financial gains/(losses)	(435)	(7)	(243)
Operating profit / (loss) before tax	(2,524)	(2,109)	(2,915)
Income tax	199	255	966
Profit from continuing operations	(2,325)	(1,854)	(1,949)
CONSOLIDATED PROFIT FOR THE YEAR	(2,325)	(1,854)	(1,949)
Profit attributable to non-controlling interests	1	2	145
Profit attributable to the parent	€ (2,326)	€ (1,856)	€ (2,094)